Income Tax (Details) - Schedule of reconciliation federal income tax rate - D-Wave Systems Inc. [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory federal income tax rate	27.00%	27.00%
Foreign losses taxed at different rates	0.00%	1.00%
Research and development credits	0.00%	(3.00%)
Permanent differences	(2.00%)	18.00%
Other	1.00%	7.00%
Valuation allowance/Effective tax rate	(26.00%)	(50.00%)
Income tax provision	0.00%	0.00%